Note 16 - Shareholders' Equity (Details Textual) € / shares in Units, € in Thousands								2 Months Ended	5 Months Ended	12 Months Ended
	Apr. 26, 2016 shares	Apr. 14, 2016 EUR (€) shares	May 28, 2013 $ / shares shares	Jan. 18, 2013 shares	Mar. 28, 2012 $ / shares shares	Jun. 25, 2010 shares	Oct. 29, 2007 shares	Jul. 31, 2001 EUR (€) shares	Dec. 31, 1998 EUR (€) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 EUR (€) shares	Apr. 14, 2016 $ / shares	Feb. 18, 2016 shares	Dec. 31, 2013 EUR (€) shares	Dec. 19, 2012 shares	Jun. 24, 2010 EUR (€) shares	May 22, 2007 shares
Common Stock, Shares, Issued										29,098,144	25,753,989
Proceeds from Issuance of Common Stock | €										€ 6,200	€ 1,219	€ 6,219
Common Stock, Par or Stated Value Per Share | € / shares										€ 0.13	€ 0.13
Common Stock, Shares, Outstanding										28,727,616	25,383,461
Retained Earnings Statutory Accumulated Deficit | €										€ 13,740
Treasury Stock, Shares										370,528	370,528
Treasury Stock, Shares, Acquired								180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method | €								€ 493	€ 649
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										575,000	0	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €										€ 605
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																		600,000
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued																	229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued																500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued														1,000,000
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares										127,100
Treasury Stock, Reissuance Price Per Share | € / shares										€ 2.38
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues		3,283,284	3,000,000		2,812,500
Proceeds from Issuance of Common Stock | €		€ 6,063
Payments of Stock Issuance Costs | €		€ 943
Shares Issued, Price Per Share | $ / shares			$ 4		$ 2								$ 3.50
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										1,427,438	917,188	1,095,850			1,310,850
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										4 years 120 days
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										377,838
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										127,100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €																	€ 328
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						4 years
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										362,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €															€ 660
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				4 years
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										560,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | €										€ 331
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																		600,000
Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
Shares Issued, Price Per Share | € / shares										€ 3.28